Retirement Benefit Plans (Tables)	12 Months Ended
Apr. 29, 2011
Retirement Benefit Plans Tables [Abstract]
Schedule of Defined Benefit Plans Disclosures
	U.S.		Non-U.S.		Post-Retirement
	Pension Benefits		Pension Benefits		Benefits
	Fiscal Year		Fiscal Year		Fiscal Year
(in millions)	2011	2010	2011	2010	2011	2010
Accumulated benefit obligation at end of year:	$1,342	$1,146	$526	$434	$295	$270

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$1,284	$842	$539	$373	$270	$174
Service cost	87	63	39	27	18	12
Interest cost	77	68	25	22	16	14
Employee contributions	-	-	12	10	7	7
Plan amendments	8	-	2	3	(4)	-
Plan curtailments	-	-	-	(2)	-	-
Actuarial loss/(gain)	80	336	(41)	112	1	74
Benefits paid	(33)	(32)	(6)	(17)	(16)	(13)
Medicare Part D reimbursements	-	-	-	-	1	-
Special termination benefits	13	7	-	-	2	2
Foreign currency exchange rate changes	-	-	68	11	-	-
Projected benefit obligation at end of year	1,516	1,284	638	539	295	270

Change in plan assets:
Fair value of plan assets at beginning of year	1,104	833	420	291	158	108
Actual return on plan assets	141	222	14	79	21	30
Employer contributions	180	81	102	47	28	26
Employee contributions	-	-	12	10	7	7
Benefits paid	(33)	(32)	(6)	(17)	(16)	(13)
Foreign currency exchange rate changes	-	-	64	10	-	-
Fair value of plan assets at end of year	1,392	1,104	606	420	198	158

Funded status at end of year:
Fair value of plan assets	1,392	1,104	606	420	198	158
Benefit obligations	1,516	1,284	638	539	295	270
Underfunded status of the plans	(124)	(180)	(32)	(119)	(97)	(112)
Recognized liability	$(124)	$(180)	$(32)	$(119)	$(97)	$(112)

Amounts recognized on the consolidated balance sheets consist of:
Non-current assets	$46	$-	$45	$-	$-	$-
Current liabilities	(7)	(5)	(2)	(2)	(1)	-
Non-current liabilities	(163)	(175)	(75)	(117)	(96)	(112)
Recognized liability	$(124)	$(180)	$(32)	$(119)	$(97)	$(112)

Amounts recognized in accumulated other comprehensive (loss)/income:
Prior service (benefit)/cost	$4	$(6)	$13	$10	$(3)	$2
Net actuarial loss	688	677	130	148	83	95
Ending balance	$692	$671	$143	$158	$80	$97

Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
In certain countries outside the U.S., fully funding pension plans is not a common practice, as funding provides no income tax benefit. Consequently, certain pension plans were partially funded as of April 29, 2011 and April 30, 2010. U.S. and non-U.S. plans with accumulated benefit obligations in excess of plan assets consist of the following:

	Fiscal Year
(in millions)	2011	2010
Accumulated benefit obligation	$396	$363
Projected benefit obligation	437	393
Plan assets at fair value	193	183

Schedule of Plans with Benefit Obligations in Excess of Plan Assets
Plans with projected benefit obligations in excess of plan assets consist of the following:
	Fiscal Year
(in millions)	2011	2010
Projected benefit obligation	$474	$675
Plan assets at fair value	225	420

Schedule of Net Periodic Benefit Cost
The net periodic benefit cost of the plans include the following components:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Post-Retirement Benefits
	Fiscal Year			Fiscal Year			Fiscal Year
(in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost	$87	$63	$74	$39	$27	$29	$18	$12	$14
Interest cost	77	68	60	26	22	19	16	14	12
Expected return on plan assets	(106)	(100)	(99)	(27)	(24)	(20)	(13)	(9)	(12)
Amortization of prior service cost	(2)	(1)	(1)	1	1	1	-	-	-
Amortization of net actuarial loss	34	2	6	5	1	-	5	2	-
Curtailment gain	-	-	-	-	(1)	-	-	-	-
Net periodic benefit cost	90	32	40	44	26	29	26	19	14
Special termination benefits	13	7	-	-	-	-	2	2	-
Total cost for the period	$103	$39	$40	$44	$26	$29	$28	$21	$14

Schedule of Amounts Recognized in Other Comprehensive Income, Net Prior Service Cost (Credit), before Tax
The other changes in plan assets and projected benefit obligations recognized in accumulated other comprehensive (loss)/income for fiscal year 2011 are as follows:

(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post-Retirement Benefits
Net actuarial loss/(gain)	$45	$(29)	$(8)
Prior service cost/(credit)	8	2	(4)
Amortization of prior service cost	2	-	-
Amortization of net actuarial gain	(34)	(5)	(5)
Effect of exchange rates	-	17	-
Total recognized in accumulated other comprehensive loss	$21	$(15)	$(17)
Total recognized in net periodic pension cost and accumulated other comprehensive loss	$124	$29	$11

Schedule of Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year
The estimated amounts that will be amortized from accumulated other comprehensive (loss)/income into net periodic benefit cost, before tax, in fiscal year 2012 are as follows:

(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post-Retirement Benefits
Amortization of prior service cost/(credit)	$(1)	$2	$-
Amortization of net actuarial loss	45	4	4
	$44	$6	$4

Schedule of Assumptions Used in Calculations
The actuarial assumptions are as follows:
	U.S. Pension Benefits			Non-U.S. Pension Benefits			Post-Retirement Benefits
	Fiscal Year			Fiscal Year			Fiscal Year
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Weighted average assumptions – projected benefit obligation:
Discount rate	5.80%	6.05%	8.25%	4.75%	4.68%	5.41%	5.80%	6.05%	8.25%
Rate of compensation increase	3.80%	3.80%	4.00%	2.97%	3.05%	2.90%	N/A	N/A	N/A
Initial health care cost trend rate pre-65	N/A	N/A	N/A	N/A	N/A	N/A	7.75%	8.00%	8.50%
Initial health care cost trend rate post-65	N/A	N/A	N/A	N/A	N/A	N/A	7.50%	7.75%	8.50%
Weighted average assumptions – net periodic benefit cost:
Discount rate	6.05%	8.25%	6.75%	4.68%	5.41%	5.37%	6.05%	8.25%	6.75%
Expected return on plan assets	8.25%	8.25%	8.75%	5.71%	5.78%	5.97%	8.25%	8.25%	8.75%
Rate of compensation increase	3.80%	4.00%	4.24%	3.05%	2.90%	3.10%	N/A	N/A	N/A
Initial health care cost trend rate pre-65	N/A	N/A	N/A	N/A	N/A	N/A	8.00%	8.50%	9.00%
Initial health care cost trend rate post-65	N/A	N/A	N/A	N/A	N/A	N/A	7.75%	8.00%	9.00%

Schedule of Assets, Target Allocations
U.S. Plans
	Target Allocation
	2011	2010
Asset Category
Equity securities	50%	55%
Debt securities	20	20
Other	30	25
Total	100%	100%

Non-U.S. Plans
	Target Allocation
	2011	2010
Asset Category
Equity securities	41%	40%
Debt securities	23	15
Other	36	45
Total	100%	100%

Schedule of U.S. Plan Fair Value of Plan Assets by Measurement
	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 29, 2011	Level 1	Level 2	Level 3
Short-term investments	$186	$186	$-	$-
U.S. government securities	118	74	44	-
Corporate debt securities	82	-	82	-
Other common stock	201	201	-	-
Equity mutual funds/commingled trusts	309	-	67	242
Fixed income mutual funds	53	-	53	-
Partnership units	443	-	-	443
	$1,392	$461	$246	$685

	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 30, 2010	Level 1	Level 2	Level 3
Short-term investments	$39	$39	$-	$-
U.S. government and agency securities	29	15	14	-
Corporate debt securities	24	-	24	-
Medtronic, Inc. common stock	49	49	-	-
Other common stock	195	195	-	-
Fixed income mutual funds	167	167	-	-
Partnership units	601	-	-	601
	$1,104	$465	$38	$601

Schedule of U.S. Plan Unobservable Input Reconciliation
The following table provides a reconciliation of the beginning and ending balances of U.S. pension benefits assets measured at fair value that used significant unobservable inputs (Level 3):

	April 29,	April 30,
(in millions)	2011	2010
Beginning Balance	$601	$528
Total realized gains/(losses) and other-than-temporary impairment losses included in earnings	5	(14)
Total unrealized gains included in accumulated other comprehensive loss	78	126
Purchases, issuances, and settlements	1	(39)
Ending Balance	$685	$601

Schedule of Non-U.S. Plan Fair Value of Plan Assets by Measurement
Non-U.S. Benefits

	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 29, 2011	Level 1	Level 2	Level 3
Registered investment companies	$590	$-	$590	$-
Insurance contracts	9	-	-	9
Partnership units	7	-	-	7
	$606	$-	$590	$16

	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 30, 2010	Level 1	Level 2	Level 3
Registered investment companies	$413	$413	$-	$-
Insurance contracts	7	-	-	7
	$420	$413	$-	$7

Schedule of Non-U.S. Plan Unobservable Input Reconciliation
The following table provides a reconciliation of the beginning and ending balances of non-U.S. pension benefits assets measured at fair value that used significant unobservable inputs (Level 3):

	April 29,	April 30,
(in millions)	2011	2010
Beginning Balance	$7	$5
Foreign currency exchange	1	-
Purchases, issuances, and settlements	8	2
Ending Balance	$16	$7

Schedule of Post-Retirement Benfits Fair Value of Plan Assets by Measurement
Post-Retirement Benefits

	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 29, 2011	Level 1	Level 2	Level 3
Short-term investments	$28	$28	$-	$-
U.S. government securities	17	11	6	-
Corporate debt securities	12	-	12	-
Other common stock	30	30	-	-
Equity mutual funds/commingled trusts	46	-	10	36
Fixed income mutual funds	8	-	8	-
Partnership units	66	-	-	66
Total	$207	$69	$36	$102
Other items to reconcile to fair value of plan assets	(9)
	$198

	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 30, 2010	Level 1	Level 2	Level 3
Short-term investments	$6	$6	$-	$-
U.S. government securities	4	2	2	-
Corporate debt securities	4	-	4	-
Medtronic, Inc. common stock	7	7	-	-
Other common stock	29	29	-	-
Fixed income mutual funds	25	25	-	-
Partnership units	89	-	-	89
Total	$164	$69	$6	$89
Other items to reconcile to fair value of plan assets	(6)
	$158

Schedule of Post-Retirment Benefits Unobservable Input Reconciliation
The following table provides a reconciliation of the beginning and ending balances of post-retirement benefit assets measured at fair value that used significant unobservable inputs (Level 3):

	April 29,	April 30,
(in millions)	2011	2010
Beginning Balance	$89	$69
Total realized gains/(losses) and other-than-temporary impairment losses included in earnings	1	(2)
Total unrealized gains included in accumulated other comprehensive loss	12	19
Purchases, issuances, and settlements	-	3
Ending Balance	$102	$89

Schedule of Estimated Future Benefit Payments
(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post-Retirement Benefits
Fiscal Year	Gross Payments	Gross Payments	Gross Payments	Gross Medicare Part D Receipts
2012	$43	$30	$10	$1
2013	47	21	11	1
2014	52	23	13	1
2015	57	24	15	1
2016	63	26	17	2
2017 – 2021	406	153	125	16
Total	$668	$277	$191	$22

Schedule of Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
(in millions)	One-Percentage- Point Increase	One-Percentage- Point Decrease
Effect on post-retirement benefit cost	$2	$(2)
Effect on post-retirement benefit obligation	13	(12)